RELATED PARTY TRANSACTIONS (Details Narrative)		12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Related Party Transaction [Line Items]
A\llowances for credit losses		$ 3,219	$ 25,112	$ (5,867)	$ (6,331)
Dividends			$ 672,420	$ 8,337,024	$ 8,490,556
Sereno Cloud Solution HK Limited [Member]
Related Party Transaction [Line Items]
Dividends	$ 17,500,000